RELATED PARTY TRANSACTIONS - Compensation of key management personnel (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RELATED PARTY TRANSACTIONS
Salaries and short-term benefits	$ 6.1	$ 5.6	$ 4.4
Share-based compensation	3.9	2.3	3.1
Other long-term benefits	0.3	1.8	1.4
Total compensation	$ 10.3	$ 9.7	$ 8.9